Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2025
Registrant Name	dei_EntityRegistrantName	BNY Mellon Appreciation Fund, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000318478
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 28, 2026
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2026
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	May 01, 2026
BNY Mellon Appreciation Fund, Inc. | Investor
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGAGX
BNY Mellon Appreciation Fund, Inc. | I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGIGX
BNY Mellon Appreciation Fund, Inc. | Y
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGYGX